FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  March 31, 2013

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       Name:     Mount Kellett Capital Management LP
                       ---------------------------------------------

                       Address:  623 Fifth Avenue, 18th Floor
                                 New York, New York  10022
                       --------------------------------------


                        Form 13F File Number: 028-13817
                        -------------------------------

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,
             that all information contained herein is true, correct
           and complete, and that it is understood that all required
              items, statements, schedules, lists, and tables, are
                    considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan Fiorello

Title:    Authorized Signatory

Phone:    212-588-6100


Signature, Place, and Date of Signing

/s/ Jonathan Fiorello             New York, NY                    May 15, 2013
----------------------           --------------                  --------------
[Signature]                      [City, State]                   [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                  0
                                                   ---

Form 13F Information Table Entry Total:            11
                                                  ----

Form 13F Information Table Value Total:       $768,847 (thousands)
                                              --------------------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                      Mount Kellett Capital Management LP
                                    FORM 13F
                                 March 31, 2013


                             TITLE OF                 VALUE     SHARES/     SH/  PUT/  INVSTMT   OTHER         VOTING AUTH
NAME OF ISSUER                 CLASS       CUSIP     (x1000)    PRN AMT     PRN  CALL  DSCRETN   MNGRS   SOLE      SHRD   NONE
BANK OF AMERICA CORPORATION   *W EXP
                              01/16/201    060505146   $15,933   2,795,291  SH         Sole             2,795,291
CLEARWIRE CORP NEW            CL A         18538Q105  $172,330  53,188,166  SH         Sole            53,188,166
ENERGY XXI (BERMUDA) LTD      USD UNRS
                              SHS          G10082140  $161,228   5,923,158  SH         Sole             5,923,158
GENERAL MTRS CO               COM          37045V100   $62,168   2,234,635  SH         Sole             2,234,635
GENERAL MTRS CO               *W EXP
                              07/10/201    37045V118   $32,381   1,749,400  SH         Sole             1,749,400
GENERAL MTRS CO               *W EXP
                              07/10/201    37045V126   $20,625   1,749,400  SH         Sole             1,749,400
MCMORAN EXPLORATION CO        NOTE
                              4.000%12/3   582411AJ3   $37,950  33,000,000  PRN        Sole                     0    0   33,000,000
MUELLER WTR PRODS INC         COM SER A    624758108   $48,633   8,201,207  SH         Sole             8,201,207
RITE AID CORP                 COM          767754104   $65,783  34,622,636  SH         Sole            34,622,636
SANDRIDGE ENERGY INC          COM          80007P307  $132,935  25,224,807  SH         Sole            25,224,807
SUNTECH PWR HLDGS CO LTD      NOTE
                              3.000% 3/1   86800CAE4   $18,881  65,674,000  PRN        Sole                     0    0   65,674,000




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